Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Foreign currency derivatives maturity period	60 days	60 days